Financial Instrument at fair value (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Available For Sale Financial Assets [Line Items]
Change in fair value of the investments in marketable stocks		$ (207)	$ 821
Minera Yanacocha SRL and subsidiary [Member]
Disclosure Of Available For Sale Financial Assets [Line Items]
Purchase of available-for-sale financial assets	$ 13,000
Non-current financial assets available-for-sale		25,168	24,417
Other comprehensive income, net of tax, financial assets measured at fair value through other comprehensive income		$ 123	$ 1,246	$ 91